UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

December 31, 2008
unaudited

Short-term securities — 98.02%	Principal amount (000)	Value (000)

ALABAMA — 0.86%
Industrial Dev. Board of the City of Decatur, Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2001, AMT, 1.25% 2035[1]	$3,300	$3,300
Industrial Dev. Board of the City of Decatur, Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project),
Series 1995, AMT, 1.25% 2025[1]	300	300
Industrial Dev. Auth. of Mobile County, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 1.00% 2032[1]	300	300
Industrial Dev. Board of the City of Stevenson, Environmental Improvement Rev. Bonds (Mead Corp. Project),
Series 1998-B, AMT, 0.89%, 2033[1]	6,200	6,200
		10,100

ALASKA — 1.45%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2008-B, AMT, 1.00% 2027[1]	4,375	4,375
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-A, 1.10% 2037[1]	1,500	1,500
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 1.10% 2037[1]	3,400	3,400
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-C, 1.10% 2037[1]	600	600
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 1.00% 2033[1]	900	900
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.00% 2033[1]	3,200	3,200
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 1.00% 2033[1]	3,000	3,000
		16,975

ARIZONA — 5.35%
Industrial Dev. Auth., County of Apache, Indust. Dev. Rev. Bonds, 1983 Series B (Tuscon Electric Power Co.
Springerville Project), 0.85% 2018[1]	8,900	8,900
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tuscon Electric Power Co. Project),
Series 2008-B, 0.75% 2029[1]	5,000	5,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.25% 1/8/2009	2,300	2,300
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.45% 1/9/2009	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.20% 1/13/2009	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.20% 1/14/2009	8,000	8,001
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 0.75% 2/3/2009	7,500	7,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 0.80% 2/9/2009	10,475	10,476
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 1.40% 1/7/2009	11,000	11,001
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 0.95% 2/4/2009	1,000	1,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 0.85% 2/10/2009	2,400	2,400
		62,578

ARKANSAS — 0.30%
Dev. Fin. Auth., Demand Solid Waste Disposal Rev. Bonds (Waste Management of Arkansas, Inc. Project),
Series 2003, AMT, 1.45% 2028[1]	3,500	3,500

CALIFORNIA — 1.66%
City of Irvine Assessment Dist. No. 97-17, Limited Obligation Improvement Bonds, Adjustable Rate Series, 0.85% 2023[1]	4,400	4,400
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series B, 0.85% 2029[1]	1,120	1,120
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	10,000	10,127
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 0.75% 2025[1]	1,800	1,800
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 2002, 0.75% 2024[1]	700	700
State of California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 0.75% 2022[1]	1,200	1,200
		19,347

COLORADO — 1.83%
City of Aurora, Hospital Rev. Ref. Bonds (Children’s Hospital Association Project), Series 2008-C, 0.70% 2033[1]	1,500	1,500
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-1, 1.15% 2035[1]	500	500
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 1.15% 2037[1]	1,300	1,300
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-6, 1.15% 2036[1]	700	700
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 1.15% 2038[1]	1,500	1,500
General Fund Tax and Rev. Anticipation Notes, Series 2008-A, 3.00% 6/26/2009	15,000	15,149
County of Pitkin, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-B, AMT, 1.40% 2014[1]	800	800
		21,449

CONNECTICUT — 1.28%
Health and Educational Facs. Auth., Demand Rev. Bonds (Gaylord Hospital Issue), Series B, 1.15% 2037[1]	1,000	1,000
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue, Series S-1, TECP, 0.45% 2/4/2009	6,000	5,998
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue, Series S-2, TECP, 0.40% 2/5/2009	8,000	7,996
		14,994

DELAWARE — 0.11%
River and Bay Auth., Rev. Ref. Bonds, Series 2008, 0.60% 2030[1]	1,300	1,300

FLORIDA — 4.11%
Jacksonville Electric Auth., Electric System Rev. Bonds, Series 2001-B, 1.15% 2030[1]	12,800	12,800
Jacksonville Electric Auth., Electric System Rev. Bonds, Series 2003-C-1, 0.80% 2034[1]	2,145	2,145
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 1.40% 1/6/2009	10,700	10,700
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 0.75% 1/13/2009	7,000	7,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2003-C, 0.90% 2033[1]	5,000	5,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, 1.05% 2034[1]	2,500	2,500
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-B, 0.90% 2033[1]	2,600	2,600
City of Miami, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Mercy Hospital Project), Series 1998, 0.72% 2020[1]	3,350	3,350
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project),
Series 2007, AMT, 1.45% 2027[1]	2,000	2,000
		48,095

GEORGIA — 0.55%
Housing Auth. of the City of Atlanta (The Villages of East Lake Phase II Project), Multi-family Housing Rev. Bonds,
Series 1999, AMT, 1.45% 2029[1]	1,400	1,400
Private Colleges and Universities Auth., Emory University Issue, TECP, 1.35% 1/7/2009	5,000	5,000
		6,400

IDAHO — 0.65%
Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,593

ILLINOIS — 2.80%
City of Chicago, Second Lien Water Rev. Ref. Bonds, Series 2004-2, 1.05% 2031[1]	10,000	10,000
Dev. Fin. Auth., Solid Waste Disposal Demand Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 1.45% 2023[1]	2,000	2,000
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2008-A, 0.65% 2029[1]	1,700	1,700
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2008-B, 0.65% 2029[1]	12,000	12,000
Fin. Auth. Demand Rev. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2008, 0.85% 2038[1]	4,580	4,580
County of Will, Solid Waste Disposal Demand Rev. Bonds (BASF Corp. Project), Series 1997, AMT, 1.90% 2032[1]	2,000	2,000
County of Will, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 1.00% 2026[1]	400	400
		32,680

INDIANA — 0.89%
Hospital Auth. of the County of Elkhart, Hospital Rev. Bonds (Elkhart General Hospital, Inc.), Series 2008, 0.65% 2033[1]	2,000	2,000
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2008-I, 0.67% 2037[1]	1,325	1,325
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Hospitals Project), Series 2000-B, 1.20% 2028[1]	3,500	3,500
City of Mount Vernon, Pollution Control Rev. Ref. Bonds (General Electric Company Project),
Series 1998, AMT, 1.10% 2018[1]	2,200	2,200
City of Mount Vernon, Pollution Control and Solid Waste Disposal Rev. Ref. Bonds (General Electric Company Project),
Series 2004, 0.95% 2014[1]	900	900
City of Whiting, Industrial Sewage and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project),
Series 1999, AMT, 1.25% 2026[1]	525	525
		10,450

KANSAS— 1.11%
Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2006-D, 1.15% 2031[1]	13,000	13,000

KENTUCKY— 0.30%
County of Boone, Pollution Control Rev. Ref. Bonds (Duke Energy Kentucky, Inc. Project), Series 2008-A, 0.90% 2027[1]	2,000	2,000
County of Trimble, Association of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 1.10% 2038[1]	1,500	1,500
		3,500

LOUISIANA — 0.27%
Industrial Dev. Board of the Parish of Calcasieu, Inc., Environmental Rev. Bonds (Citgo Petroleum Corp. Project),
Series 1994, AMT, 1.25% 2024[1]	1,200	1,200
Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 1.25% 2024[1]	500	500
Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 1.10% 2026[1]	1,500	1,500
		3,200

MARYLAND — 4.69%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 1.05% 1/6/2009	10,000	10,000
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds
(Barrington Apartments Project), Series 2003-A, AMT, 1.30% 2037[1]	2,280	2,280
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project),
Series 2008-B, 1.10% 2038[1]	1,000	1,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series 2001-B, TECP, 0.50% 2/6/2009	2,000	1,999
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.25% 1/8/2009	4,600	4,600
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.40% 1/8/2009	6,750	6,750
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 0.95% 2/4/2009	8,611	8,613
Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 1.15% 2037[1]	1,000	1,000
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP, 1.20% 1/9/2009	1,500	1,500
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP, 0.80% 2/5/2009	15,000	15,001
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Sewage Disposal Ref.
Bonds of 2003, 5.25% 6/1/2009	2,055	2,095
		54,838

MASSACHUSETTS — 6.49%
G.O. Bond Anticipation Notes, Series 2008-A, 3.00% 3/5/2009	5,000	5,020
G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 1.15% 2026[1]	14,300	14,300
G.O. Rev. Anticipation Notes, Series 2008-B, 4.00% 4/30/2009	7,000	7,074
G.O. Ref. Bonds, Series 2000-F, TECP, 1.05% 2/3/2009	1,000	1,000
G.O. Ref. Bonds, Series 2001-G, TECP, 1.37% 1/6/2009	4,000	4,000
G.O. Ref. Bonds, Series 2006-F, TECP, 1.05% 2/2/2009	6,300	6,301
Health and Educational Facs. Auth., Demand Rev. Bonds (Harvard University Issue),
Series 2004-EE, TECP, 0.40% 1/23/2009	5,250	5,250
Health and Educational Facs. Auth., Demand Rev. Bonds (Harvard University Issue), Series 2004-GG-1, 0.75% 2029[1]	900	900
Port. Auth., Series 2003-A, TECP, 0.82% 2/10/2009	5,000	5,001
Port. Auth., Series 2003-B, AMT, TECP, 0.85% 2/9/2009	10,000	10,002
School Building Auth., Series 2006-A, TECP, 0.82% 2/10/2009	15,050	15,052
University of Massachusetts Building Auth., Rev. Ref. Bonds, Series 2008-3, 0.70% 2034[1]	2,000	2,000
		75,900

MICHIGAN — 2.95%
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.40% 2/2/2009	12,500	12,494
Regents of the University of Michigan, General Rev. Bonds, Series 2002, 0.80% 2032[1]	1,965	1,965
Regents of the University of Michigan, Series H, TECP, 0.45% 2/5/2009	4,000	3,999
Regents of the University of Michigan, Series H, TECP, 0.45% 2/6/2009	6,000	5,998
Regents of the University of Michigan, Series H, TECP, 0.45% 2/10/2009	10,000	9,996
		34,452

MINNESOTA — 1.97%
City of Minneapolis, Health Care System Demand Rev. Bonds (Fairview Health Services), Series 2008-E, 0.64% 2047[1]	3,000	3,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 1.25% 1/7/2009	2,000	2,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-D, TECP, 1.25% 1/8/2009	5,000	5,000
Regents of the University of Minnesota, Series 2005-A, TECP, 0.40% 2/2/2009	2,100	2,099
Regents of the University of Minnesota, Series 2007-B, TECP, 0.40% 2/6/2009	10,985	10,981
		23,080

MISSISSIPPI — 0.54%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-A, 1.05% 2030[1]	1,100	1,100
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-B, 1.05% 2030[1]	3,000	3,000
Jackson County, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 1.05% 2023[1]	2,200	2,200
		6,300

MISSOURI — 1.09%
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University),
Series 2008-A-1, 1.10% 2035[1]	500	500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University),
Series 2008-A-2, 1.10% 2035[1]	1,300	1,300
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 1996-D, 0.90% 2030[1]	3,200	3,200
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2000-C, 0.90% 2040[1]	1,600	1,600
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2003-B, 1.40% 2033[1]	2,700	2,700
Curators of the University of Missouri, Demand System Facs. Rev. Bonds, Series 2006-B, 1.35% 2035[1]	3,500	3,500
		12,800

MONTANA — 1.05%
Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003, 1.15% 2025[1]	2,135	2,135
Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003, 0.76% 2035[1]	9,000	9,000
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project), Series 1998, AMT, 1.23% 2038[1]	1,100	1,100
		12,235

NEBRASKA — 1.96%
Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 1.10% 2035[1]	700	700
Omaha Public Power Dist., TECP, 1.20% 1/13/2009	6,800	6,800
Omaha Public Power Dist., TECP, 0.85% 2/10/2009	15,400	15,402
		22,902

NEVADA — 5.60%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.10% 1/9/2009	17,800	17,799
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.00% 1/13/2009	4,600	4,600
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.85% 2/5/2009	11,600	11,601
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.75% 2/20/2009	8,300	8,300
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 0.55% 2/6/2009	3,900	3,899
City of Reno, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project),
Series 2008-A, 1.15% 2042[1]	19,300	19,300
		65,499

NEW HAMPSHIRE — 0.09%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.75% 2041[1]	1,000	1,000

NEW JERSEY — 1.37%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2008-X, 0.40% 2033[1]	8,000	8,000
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-C, 0.62% 2036[1]	8,000	8,000
		16,000

NEW YORK — 2.34%
Dormitory Auth., Cornell University Rev. Bonds, Series 2008-B, 1.05% 2037[1]	15,300	15,300
Dormitory Auth., Rev. Bonds (Cornell University), Series 2008-C, 1.05% 2037[1]	12,100	12,100
		27,400

NORTH CAROLINA — 1.94%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 1.00% 1/5/2009	2,003	2,003
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.70% 1/9/2009	8,110	8,109
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.45% 2/6/2009	7,581	7,579
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.45% 2/10/2009	4,935	4,933
		22,624

OHIO — 0.99%
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 1.15% 2031[1]	3,250	3,250
Ohio State University, General Receipts, Series I, TECP, 0.30% 2/2/2009	8,300	8,300
		11,550

OKLAHOMA — 0.26%
Oklahoma City Water Utility Trust, Series A, TECP, 0.75% 2/13/2009	3,000	3,000

OREGON — 0.91%
County of Clackamas, Hospital Fac. Auth. Rev. Bonds (Legacy Health System), Series 2008-C, 0.68% 2037[1]	3,600	3,600
Health, Housing, Educational and Cultural Facs. Auth., Demand Rev. Bonds (Peacehealth), Series 1995, 1.15% 2015[1]	1,000	1,000
City of Salem, Hospital Fac. Auth. Rev. Bonds (Salem Hospital Project), Series 2008-B, 1.15% 2034[1]	6,000	6,000
		10,600

PENNSYLVANIA — 0.10%
Beaver County, Industrial Dev. Auth., Environmental Improvement Demand Rev. Bonds (BASF Corp. Project),
Series 1997, AMT, 1.90% 2032[1]	1,200	1,200

RHODE ISLAND — 0.68%
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University),
Series 2006-A, TECP, 1.20% 1/13/2009	8,000	8,001

SOUTH CAROLINA — 1.30%
Berkeley County, Pollution Control Rev. Ref. Bonds (Amoco Chemical Co. Project), Series 1994, 1.10% 2012[1]	1,400	1,400
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.50% 1/6/2009	7,300	7,300
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.25% 1/8/2009	6,505	6,505
		15,205

SOUTH DAKOTA — 0.13%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project),
Series 1997-B, 0.70% 2032[1]	1,500	1,500

TENNESSEE — 2.97%
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1999, 1.20% 2029[1]	1,125	1,125
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 1.10% 2034[1]	595	595
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 1.10% 2038[1]	1,800	1,800
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County Vanderbuilt University,
Series 2004-A, TECP, 0.40% 2/3/2009	15,660	15,655
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County Vanderbuilt University,
Series 2004-A, TECP, 0.80% 2/9/2009	6,500	6,500
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects),
Series 1998, 1.20% 2018[1]	930	930
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 1997, 1.20% 2027[1]	2,200	2,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 1.10% 2032[1]	620	620
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2006, 1.10% 2036[1]	1,500	1,500
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 1.10% 2038[1]	1,300	1,300
Health and Educational Facs. Board of the Metropolitan Govt. of Nashville and Davidson County,
Demand Multi-family Housing Rev. Bonds (Weatherly Ridge Apartments Project), Series 2006-A, AMT, 1.23% 2041[1]	2,500	2,500
		34,725

TEXAS — 22.38%
Brazos River Harbor Navigation Dist. of Brazoria County, Multi-Mode Demand Rev. Bonds (BASF Corp. Project),
Series 1996, AMT, 1.90% 2031[1]	1,100	1,100
Port of Port Arthur Navigation Dist. of Jefferson County, Multi-Mode Demand Rev. Bonds (BASF Corp. Project),
Series 1998, AMT, 1.90% 2033[1]	1,100	1,100
Calhoun County, Navigation Industrial Dev. Auth. Port Rev. Bonds (British Petroleum Company P.L.C., Guarantor),
Series 1998, AMT, 1.30% 2024[1]	1,000	1,000
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North America Inc. Project),
Series 2006, AMT, 1.25% 2036[1]	5,000	5,000
Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Amoco Oil Co. Project),
Series 1992, 1.00% 2017[1]	600	600
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project),
Series 1994, AMT, 1.15% 2023[1]	3,100	3,100
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2001, AMT, 1.25% 2031[1]	5,100	5,100
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 1.10% 2025[1]	3,000	3,000
Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 1.00% 2029[1]	10,000	10,000
Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project),
Series 2001, Subseries B-4, AMT, 1.10% 2033[1]	2,030	2,030
Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (Exxon Mobil Project),
Series 2001, Subseries B-2, AMT, 1.10% 2039[1]	4,000	4,000
Harris County, Cultural Education Facs. Fin. Corp. Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-A, 1.10% 2031[1]	2,000	2,000
Harris County, Unlimited Notes, Series C, TECP, 1.50% 1/6/2009	1,000	1,000
Harris County, Unlimited Notes, Series C, TECP, 1.20% 1/14/2009	1,500	1,500
Harris County, Unlimited Notes, Series C, TECP, 0.75% 2/4/2009	5,315	5,315
Harris County, Unlimited Notes, Series C, TECP, 0.95% 2/4/2009	1,900	1,900
Harris County, Unlimited Notes, Series C, TECP, 0.85% 2/5/2009	10,340	10,335
Harris County, Unlimited Notes, Series C, TECP, 0.85% 2/10/2009	3,900	3,900
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 0.70% 1/7/2009	4,600	4,600
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 0.75% 1/7/2009	1,500	1,500
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.50% 1/12/2009	6,000	6,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.85% 1/15/2009	2,400	2,400
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.50% 2/3/2009	6,000	5,998
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.85% 2/5/2009	1,000	1,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.55% 2/11/2009	5,000	4,999
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.45% 2/13/2009	5,000	4,998
Public Fin. Auth., G.O. Notes, Series 2008, TECP, 0.95% 2/4/2009	3,000	3,000
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,116
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 1.20% 1/12/2009	10,000	10,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 0.85% 2/4/2009	7,000	7,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 0.80% 2/9/2009	21,000	20,999
City of San Antonio, Education Facs. Corp., Demand Rev. Bonds (University of the Incarnate Word Project),
Series 2007, 0.80% 2027[1]	3,195	3,195
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP, 0.85% 1/15/2009	11,800	11,800
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP, 0.75% 2/11/2009	4,700	4,700
City of San Antonio, Water System Notes, Series 2001, TECP, 1.40% 1/7/2009	16,940	16,941
City of San Antonio, Water System Notes, Series 2001, TECP, 1.25% 1/8/2009	12,900	12,900
City of San Antonio, Water System Notes, Series 2001, TECP, 1.20% 1/14/2009	2,000	2,000
City of San Antonio, Water System Notes, Series 2001, TECP, 0.95% 1/23/2009	6,600	6,600
City of San Antonio, Water System Notes, Series 2001, TECP, 0.95% 1/23/2009	3,500	3,500
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2005-A, 5.00% 5/15/2009	2,000	2,031
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2005-B, 5.00% 5/15/2009	5,065	5,144
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 0.55% 2/11/2009	3,690	3,689
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 0.70% 2038[1]	3,500	3,500
Board of Regents of the University of Texas System, Rev. Fncg. System Ref. Bonds, Series 2001-A, 0.40% 2013[1]	1,600	1,600
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 0.60% 1/5/2009	6,000	6,000
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 0.40% 2/3/2009	6,302	6,300
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 0.50% 2/3/2009	20,400	20,400
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 0.40% 2/4/2009	9,800	9,797
		261,687

UTAH — 1.94%
Board of Regents, Student Loan Rev. Bonds, Series 2008-A, AMT, 1.33% 2048[1]	9,000	9,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.50% 1/7/2009	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.20% 1/9/2009	4,000	4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 0.80% 2/6/2009	8,650	8,651
		22,651

VIRGINIA — 2.18%
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, 1.10% 2030[1]	1,000	1,000
Small Business Fncg. Auth., Hospital Rev. Bonds (Carilion Clinic Obligated Group), Series 2008-B, 1.10% 2042[1]	24,450	24,450
		25,450

WASHINGTON — 2.13%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast
Products LLC Project), Series 2003, AMT, 1.25% 2038[1]	2,600	2,600
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast
Products LLC Project), Series 2007, AMT, 1.25% 2041[1]	4,200	4,200
Econ. Dev. Fin. Auth. Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-E, AMT, 1.45% 2027[1]	5,000	5,000
Housing Auth. of Snohomish County, Demand Rev. Bonds (Autumn Chase Apartments Project),
Series 2005, 1.20% 2036[1]	2,400	2,400
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project),
Series 2005-A, AMT, 1.23% 2041[1]	2,500	2,500
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Lodge at Eagle Ridge Project),
Series 2005-A, AMT, 1.23% 2041[1]	2,200	2,200
Public Power Supply System, Project No. 1 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.65% 2017[1]	3,900	3,900
Public Power Supply System, Projects Nos. 1 and 3 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.72% 2018[1]	1,500	1,500
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 0.75% 1/6/2009	550	550
		24,850

WISCONSIN — 5.59%
G.O. Notes, Series 2005-A, TECP, 1.55% 1/7/2009	5,000	5,000
G.O. Notes, Series 2005-A, TECP, 1.20% 1/14/2009	4,500	4,500
G.O. Notes, Series 2005-A, TECP, 0.80% 2/6/2009	2,150	2,150
G.O. Notes, Series 2006-A, TECP, 1.20% 1/12/2009	6,000	6,000
G.O. Notes, Series 2006-A, TECP, 1.10% 2/2/2009	4,000	4,001
G.O. Notes, Series 2006-A, TECP, 0.45% 2/4/2009	4,000	3,998
Operating Notes of 2008, 3.00% 6/15/2009	20,000	20,209
Transportation Rev. Notes, Series 1997-A, TECP, 0.75% 2/2/2009	19,500	19,500
		65,358

WYOMING — 0.86%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 1.00% 2017[1]	7,000	7,000
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 1.00% 2017[1]	3,000	3,000
		10,000

Total investment securities (cost: $1,145,620,000)		1,145,968
Other assets less liabilities		23,176

Net assets		$1,169,144

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2008, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$405
Gross unrealized depreciation on investment securities	(57)
Net unrealized appreciation on investment securities	348
Cost of investment securities for federal income tax purposes	1,145,620

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-909-0209O-S15860

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 27, 2009